Trade Accounts Receivable (Details Narrative)	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Total amount presented of controversial portion of colider HPP	R$ 119,665,000
Percentage of total electricity consumption	10.00%
Percentage of bonus credited to electricity bill	20.00%
Amount of assets credited	R$ 134,890
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate for trade account receivables	1.16%